13 OPTIONS - (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of shares
Outstanding | shares	150,000
Granted | shares	982,700
Exercised | shares	0
Cancelled / Expired | shares	(160,000)
Outstanding ending balance | shares	972,700
Weighted Avg. Exercise Price
Outstanding | $ / shares	$ 2.67
Granted | $ / shares	6.79
Exercised | $ / shares	0.00
Cancelled / Expired | $ / shares	5.41
Outstanding ending balance | $ / shares	$ 6.38